Shareholder Report, Holdings (Details) - C000014297	Dec. 31, 2025
FR_BSZ2BY900
Holdings [Line Items]
Percent of Total Investments	6.30%
FR_620512905
Holdings [Line Items]
Percent of Total Investments	5.00%
FR_BK1N46907
Holdings [Line Items]
Percent of Total Investments	5.00%
FR_609962907
Holdings [Line Items]
Percent of Total Investments	4.80%
FR_610018905
Holdings [Line Items]
Percent of Total Investments	4.50%
FR_644232902
Holdings [Line Items]
Percent of Total Investments	3.30%
FR_ACI08ZVY1
Holdings [Line Items]
Percent of Total Investments	3.10%
FR_BTFGH1905
Holdings [Line Items]
Percent of Total Investments	3.00%
FR_658248901
Holdings [Line Items]
Percent of Total Investments	2.80%
FR_613566900
Holdings [Line Items]
Percent of Total Investments	2.80%
Kotak Mahindra Bank Ltd.
Holdings [Line Items]
Percent of Total Investments	40.60%
SectorShort-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.90%
SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	4.20%
SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	4.80%
SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	5.80%
SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.50%
SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.10%
SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	9.20%
SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.30%
SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	32.90%

[1]	Amount is less than 0.05%.